Long-Term Debt - Senior Notes - Additional Information (Detail) - USD ($) shares in Thousands			3 Months Ended		12 Months Ended
	Mar. 14, 2016	Dec. 12, 2012	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jul. 17, 2014
Debt Instrument [Line Items]
Gain recognized due to troubled debt exchanges			$ (8,480,000)
Share of common stock	10,125		10,100
Shares issued			8,400
Fair value of stock issued			$ 6,500,000
Accrued and unpaid interest			12,800,000
Third-party debt issuance costs			$ 2,821,000	$ 459,000	$ 1,414,000	$ 6,824,000	$ 3,134,000
Trailing quarters fixed charge coverage ratio					2.25%
Fixed charge coverage ratio			1.00%
Senior Notes additional borrowings			$ 68,900,000		$ 213,600,000
Premium on Senior Notes, Net			2,245,000		2,344,000	2,725,000
Amortization of net premium			100,000		$ 400,000	$ 400,000
Maximum
Debt Instrument [Line Items]
Senior notes offered for exchange	$ 675,000,000		$ 675,000,000
Interest Payments One Through Three
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment			semi-annual		Bi-annual
Interest Payments Four And Thereafter
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment					Bi-annual
New Notes
Debt Instrument [Line Items]
Gain recognized due to troubled debt exchanges			$ 0
Debt instrument maturity date			Oct. 01, 2020
Aggregate principal amount			$ 633,700,000
Additional issuance of debt			$ 500,000
Debt instrument initial interest payment date			Oct. 01, 2016
Third-party debt issuance costs			$ 8,500,000
Debt instrument redemption date			Apr. 01, 2018
Latest date for equity proceeds to be applied to optional Note redemption			Apr. 01, 2018
Percentage of notes that can be redeemed			35.00%
New Notes | Interest Payments One Through Three
Debt Instrument [Line Items]
Interest rate	0.00%		1.00%
New Notes | Interest Payments Four And Thereafter
Debt Instrument [Line Items]
Interest rate	8.00%		8.00%
8.875% Senior Notes
Debt Instrument [Line Items]
Debt instrument maturity date		Dec. 01, 2020	Dec. 01, 2020		Dec. 01, 2020	Dec. 01, 2020
Interest rate		8.875%	8.875%		8.875%	8.875%
Aggregate principal amount		$ 250,000,000
Third-party debt issuance costs		$ 6,400,000
6.25% Senior Notes
Debt Instrument [Line Items]
Debt instrument maturity date			Aug. 01, 2022		Dec. 01, 2022	Dec. 01, 2022
Interest rate			6.25%		6.25%	6.25%		6.25%
Aggregate principal amount								$ 325,000,000
2020 Senior Notes
Debt Instrument [Line Items]
Aggregate principal amount			$ 324,000,000
Percentage of senior notes exchanged for new notes			92.60%
2022 Senior Notes
Debt Instrument [Line Items]
Aggregate principal amount			$ 309,100,000
Percentage of senior notes exchanged for new notes			95.10%
Debt instrument redemption date					Aug. 01, 2017
Latest date for equity proceeds to be applied to optional Note redemption					Aug. 01, 2017
Percentage of notes that can be redeemed					35.00%